Pension Plans	12 Months Ended
Dec. 31, 2024
Pension Plans [Abstract]
Pension Plans	PENSION PLANS
The Bank has an additional benefit available to its principal executives, consisting of a pension plan. The purpose of the pension plan is to endow the executives with funds for a better supplementary pension upon their retirement.
The executives will be entitled to receive this benefit only when they fulfill the following conditions:
a.Aimed at the Bank’s management
b.The general requisite to apply for this benefit is that the employee must be carrying out his/her duties when turning 60 years old
c.The Bank take out an individual mixed insurance policy (life and savings), for each beneficiary of the plan, but the beneficiary and contracting party is the Group company for which the executive works.
If the executive's working relationship with the company terminates for any reason attributable to the executive, shall have no rights under this benefit plan.
Exceptionally, in the event of the executive’s death or total or partial disability, the executive or his heirs are entitled to receive this benefit.
The Bank will make contributions to this pension plan based on individual mixed insurance policies where the Bank is the beneficiary. The life insurance company with which these policies are taken out is not an entity affiliated or related to the Bank or any other entity of the Santander Group.
Plan Assets owned by the Bank at the end of 2024 totaled MCh$5,260 (MCh$6,819 in 2023).
The amount of the defined benefit plans has been quantified by the Bank, based on the following criteria:
Calculation method:
Use of the projected unit credit method which considers each working year as generating an additional amount of rights over benefits and values each unit separately. It is calculated based primarily on fund contributions, as well as other factors such as the legal annual pension limit, seniority, age and yearly income for each unit valued individually.
Assets related to the pension fund contributed by the Bank into the Zurich insurance company with respect to defined benefit plans are presented as net of associated commitments.
Actuarial hypothesis assumptions:
Actuarial assumptions with respect to demographic and financial variables are non-biased and mutually compatible with each other. The most significant actuarial hypotheses considered in the calculations were:

	Post-employment plans
	2024	2023
Mortality chart	RV-2014	RV-2014
Termination of contract rates	5.0%	5.0%
Impairment chart	PDT 1985	PDT 1985
NOTE 35 - PENSION PLANS, continued
Activity for post-employment benefits is as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Plan assets	4,107	5,260
Commitments for defined-benefit plans
For active personnel	(3,138)	(5,027)
Incurred by inactive personnel	-	-
Minus:
Unrealized actuarial (gain) losses	-	-
Balances at year end	969	233
Year’s cash flow for post-employment benefits is as follows:

	For the years ended December 31,
	2024	2023	2022
	MCh$	MCh$	MCh$
a) Fair value of plan assets
Opening balance	5,260	6,819	7,127
Expected yield of insurance contracts	574	539	211
Employer contributions	1,308	1,269	337
Actuarial (gain) losses	-	-	-
Premiums paid	-	-	-
Benefits paid	(3,035)	(3,367)	(856)
Fair value of plan assets at year end	4,107	5,260	6,819

b) Present value of obligations
Present value of obligations opening balance	(5,027)	(6,277)	(6,633)
Net incorporation of Group companies	-	-	-
Service cost	1,889	1,250	356
Interest cost	-	-	-
Curtailment/settlement effect	-	-	-
Benefits paid	-	-	-
Past service cost	-	-	-
Actuarial (gain) losses	-	-	-
Other	-	-	-
Present value of obligations at year end	(3,138)	(5,027)	(6,277)
Net balance at year end	969	233	542
Plan expected profit:

	As of December 31,
	2024	2023	2022
Type of expected yield from the plan’s assets	UF + 2.50% annually	UF + 2.50% annually	UF + 2.50% annually
Type of yield expected from the reimbursement rights	UF + 2.50% annually	UF + 2.50% annually	UF + 2.50% annually
NOTE 35 - PENSION PLANS, continued
Plan associated expenses:

	For the years ended December 31,
	2024	2023	2022
	MCh$	MCh$	MCh$
Current period service expenses	1,889	1,250	356
Interest cost	-	-	-
Expected yield from plan’s assets	574	539	211
Expected yield of insurance contracts linked to the Plan:	-	-
Extraordinary allocations	-	-	-
Actuarial (gain)/ losses recorded in the period	-	-	-
Past service cost	-	-	-
Other	-	-	-
Total	2,463	1,789	567